Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000154942 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000154942 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000154942 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000154942 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000154942 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000154942 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000154942 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000154942 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000154942 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000124400 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	29.10%
Percent of Total Long Exposure	19.60%
Percent of Total Short Exposure	9.50%
Percent of Net Long Exposure	10.00%
C000124400 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	94.70%
Percent of Total Long Exposure	49.10%
Percent of Total Short Exposure	45.50%
Percent of Net Long Exposure	3.60%
C000124400 | Asset Report 4 ColumnDeveloped Market Currency
Holdings [Line Items]
Percent of Total Investments	209.50%
Percent of Total Long Exposure	126.50%
Percent of Total Short Exposure	83.00%
Percent of Net Long Exposure	43.40%
C000124400 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	101.50%
Percent of Total Long Exposure	32.00%
Percent of Total Short Exposure	69.50%
Percent of Net Long Exposure	(37.50%)
C000124400 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	39.30%
Percent of Total Long Exposure	39.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	39.30%
C000124400 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	91.40%
Percent of Total Long Exposure	91.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	91.40%
C000124401 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	29.10%
Percent of Total Long Exposure	19.60%
Percent of Total Short Exposure	9.50%
Percent of Net Long Exposure	10.00%
C000124401 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	94.70%
Percent of Total Long Exposure	49.10%
Percent of Total Short Exposure	45.50%
Percent of Net Long Exposure	3.60%
C000124401 | Asset Report 4 ColumnDeveloped Market Currency
Holdings [Line Items]
Percent of Total Investments	209.50%
Percent of Total Long Exposure	126.50%
Percent of Total Short Exposure	83.00%
Percent of Net Long Exposure	43.40%
C000124401 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	101.50%
Percent of Total Long Exposure	32.00%
Percent of Total Short Exposure	69.50%
Percent of Net Long Exposure	(37.50%)
C000124401 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	39.30%
Percent of Total Long Exposure	39.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	39.30%
C000124401 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	91.40%
Percent of Total Long Exposure	91.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	91.40%
C000201711 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	29.10%
Percent of Total Long Exposure	19.60%
Percent of Total Short Exposure	9.50%
Percent of Net Long Exposure	10.00%
C000201711 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	94.70%
Percent of Total Long Exposure	49.10%
Percent of Total Short Exposure	45.50%
Percent of Net Long Exposure	3.60%
C000201711 | Asset Report 4 ColumnDeveloped Market Currency
Holdings [Line Items]
Percent of Total Investments	209.50%
Percent of Total Long Exposure	126.50%
Percent of Total Short Exposure	83.00%
Percent of Net Long Exposure	43.40%
C000201711 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	101.50%
Percent of Total Long Exposure	32.00%
Percent of Total Short Exposure	69.50%
Percent of Net Long Exposure	(37.50%)
C000201711 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	39.30%
Percent of Total Long Exposure	39.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	39.30%
C000201711 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	91.40%
Percent of Total Long Exposure	91.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	91.40%
C000198936 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	29.10%
Percent of Total Long Exposure	19.60%
Percent of Total Short Exposure	9.50%
Percent of Net Long Exposure	10.00%
C000198936 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	94.70%
Percent of Total Long Exposure	49.10%
Percent of Total Short Exposure	45.50%
Percent of Net Long Exposure	3.60%
C000198936 | Asset Report 4 ColumnDeveloped Market Currency
Holdings [Line Items]
Percent of Total Investments	209.50%
Percent of Total Long Exposure	126.50%
Percent of Total Short Exposure	83.00%
Percent of Net Long Exposure	43.40%
C000198936 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	101.50%
Percent of Total Long Exposure	32.00%
Percent of Total Short Exposure	69.50%
Percent of Net Long Exposure	(37.50%)
C000198936 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	39.30%
Percent of Total Long Exposure	39.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	39.30%
C000198936 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	91.40%
Percent of Total Long Exposure	91.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	91.40%
C000124402 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	29.10%
Percent of Total Long Exposure	19.60%
Percent of Total Short Exposure	9.50%
Percent of Net Long Exposure	10.00%
C000124402 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	94.70%
Percent of Total Long Exposure	49.10%
Percent of Total Short Exposure	45.50%
Percent of Net Long Exposure	3.60%
C000124402 | Asset Report 4 ColumnDeveloped Market Currency
Holdings [Line Items]
Percent of Total Investments	209.50%
Percent of Total Long Exposure	126.50%
Percent of Total Short Exposure	83.00%
Percent of Net Long Exposure	43.40%
C000124402 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	101.50%
Percent of Total Long Exposure	32.00%
Percent of Total Short Exposure	69.50%
Percent of Net Long Exposure	(37.50%)
C000124402 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	39.30%
Percent of Total Long Exposure	39.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	39.30%
C000124402 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	91.40%
Percent of Total Long Exposure	91.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	91.40%
C000124403 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	29.10%
Percent of Total Long Exposure	19.60%
Percent of Total Short Exposure	9.50%
Percent of Net Long Exposure	10.00%
C000124403 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	94.70%
Percent of Total Long Exposure	49.10%
Percent of Total Short Exposure	45.50%
Percent of Net Long Exposure	3.60%
C000124403 | Asset Report 4 ColumnDeveloped Market Currency
Holdings [Line Items]
Percent of Total Investments	209.50%
Percent of Total Long Exposure	126.50%
Percent of Total Short Exposure	83.00%
Percent of Net Long Exposure	43.40%
C000124403 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	101.50%
Percent of Total Long Exposure	32.00%
Percent of Total Short Exposure	69.50%
Percent of Net Long Exposure	(37.50%)
C000124403 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	39.30%
Percent of Total Long Exposure	39.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	39.30%
C000124403 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	91.40%
Percent of Total Long Exposure	91.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	91.40%
C000151918 | SectorSovereign Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000151918 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000151918 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000151918 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000151918 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000151918 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000151918 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000151918 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000151918 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157436 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000157436 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000157436 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000157436 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000157436 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000157436 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000157436 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000157436 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000157436 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000154943 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000154943 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000154943 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000154943 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000154943 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154943 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000154943 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000154943 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000161913 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000161913 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000161913 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000161913 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000161913 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000161913 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000161913 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000161913 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000161913 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%